Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 173,507	$ 16,867
Prepaid expenses and other current assets	4,867	258
Total current assets	178,374	17,125
Restricted cash	1,055	118
Property and equipment, net	2,250	445
Other long-term assets		100
Total assets	181,679	17,788
Current liabilities:
Accounts payable	1,500	373
Accrued expenses	4,098	394
Current portion of equipment loans	47	47
Current portion of term loan	600
Total current liabilities	6,245	814
Deferred rent	1,631	58
Equipment loans, net of current portion	16	63
Term loan, net of current portion and issuance costs	675
Warrant liabilities	90,021
Total liabilities	98,588	935
Commitments and Contingencies (Note 8)
Legacy convertible preferred stock (Note 10)
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding at December 31, 2021 and 2020
Class A Common stock, $0.0001 par value; 300,000,000 and 200,000,000 shares authorized at December 31, 2021 and 2020, respectively; 99,979,207 and 67,640,740 issued and outstanding at December 31, 2021 and 2020, respectively	12	7
Class B Common stock, $0.0001 par value; 22,000,000 and 20,000,000 shares authorized at December 31, 2021 and 2020, respectively; 19,789,860 and 19,572,257 shares issued and outstanding at December 31, 2021 and 2020		2
Additional paid-in capital	149,877	48,435
Accumulated deficit	(66,798)	(31,591)
Total stockholders’ equity	83,091	16,853
Total liabilities and stockholders’ equity	$ 181,679	$ 17,788